Related Party Debt (Details) - USD ($) $ in Thousands		3 Months Ended		7 Months Ended	12 Months Ended		15 Months Ended	17 Months Ended
	Jul. 07, 2025	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2026	May 01, 2025	Mar. 25, 2025	Mar. 01, 2025	Nov. 12, 2024	Apr. 01, 2024
Network Service Agreements
Related Party Debt
Loan amount financed					$ 300	$ 1,200
Sales-type lease finance amount						500
Remaining loan balance					1,300	$ 1,300	$ 1,300
Equal monthly installments					28
Interest rate (%)						16.50%
Debt term (in months)						24 months
Network Service Agreements | Related party
Related Party Debt
Sales-type lease finance amount						$ 500
Remaining loan balance		$ 1,200			1,300		1,300	$ 1,200
Interest rate (%)		16.50%						16.50%
Debt term (in months)		24 months
Network Service Agreements | Maximum
Related Party Debt
Loan amount						550
Network Service Agreements | Maximum | Related party
Related Party Debt
Loan amount		$ 550						$ 550
Equal monthly installments		28
Network Service Agreements | Minimum
Related Party Debt
Loan amount						50
Network Service Agreements | Minimum | Related party
Related Party Debt
Loan amount		50						50
Equal monthly installments		21
Endurance Loan
Related Party Debt
Loan amount													$ 1,000
Remaining loan balance						1,000
Equal monthly installments				$ 15			$ 19
Interest rate (%)													18.00%
Interest expense					103	107
Endurance Loan | Related party
Related Party Debt
Loan amount													$ 1,000
Equal monthly installments				$ 15				$ 19
Interest rate (%)													18.00%
Interest expense		0	$ 26
Endurance Business Loan
Related Party Debt
Loan amount												$ 300
Remaining loan balance						300
Interest rate (%)												16.50%
Interest expense					34	$ 6
Endurance Business Loan | Related party
Related Party Debt
Loan amount												$ 300
Interest rate (%)												16.50%
Interest expense		0	10,000
Endurance Promissory Note
Related Party Debt
Loan amount											$ 500
Interest rate (%)									16.50%
Interest expense					69
Endurance Promissory Note | Related party
Related Party Debt
Loan amount											$ 500
Interest rate (%)											16.50%
Interest expense		$ 0	7
Second Endurance Promissory Note
Related Party Debt
Loan amount										$ 500
Interest rate (%)										16.50%
Interest expense					$ 50
Additional extended debt term (in days)	90 days
Second Endurance Promissory Note | Related party
Related Party Debt
Loan amount										$ 500
Interest rate (%)										16.50%
Interest expense			$ 2
Additional extended debt term (in days)	90 days